EQUITY - Shares Buy-back (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Shares purchased (in shares)		0.0
Shares purchased			$ 158
Percentage of waiver over the total paid dividends		1.00%
Treasury shares
Shares purchased (in shares)			10.1
Shares purchased	[1]		$ 158
Treasury shares excluding Employees' Share Trust
Shares purchased (in shares)			9.7
Shares purchased			$ 150
Employees Share Trust
Shares purchased (in shares)			0.4
Shares purchased			$ 8

[1]	Refer to Note 19.2 for further information.